Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Document Type	dei_DocumentType	Other
Document Period End Date	dei_DocumentPeriodEndDate	Dec 31, 2010
Registrant Name	dei_EntityRegistrantName	LINCOLN VARIABLE INSURANCE PRODUCTS TRUST
Central Index Key	dei_EntityCentralIndexKey	0000914036
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	May 20, 2011
Document Effective Date	dei_DocumentEffectiveDate	May 20, 2011
Prospectus Date	rr_ProspectusDate	May 1, 2011

Supplement
to the Prospectus for the
Lincoln Variable Insurance Products Trust
Dated May 1, 2011

LVIP American Global Growth Fund
LVIP American Global Small Capitalization Fund
LVIP American Growth Fund
LVIP American Growth-Income Fund
LVIP American International Fund
(collectively, the "Funds")

On Page 2, the following information is to be added as the second paragraph of the "Principal Risks" section of the Prospectuses for each of the Funds:

Management Risk: The investment adviser to the Master Fund actively manages the Fund's investments.  Consequently, the Master Fund is subject to the risk that the methods and analyses employed by the investment adviser in this process may not produce the desired results.  This could cause the Master Fund to lose value or its results to lag relevant benchmarks or other funds with similar objectives.

On Page 5, the following information is to be added as the second bullet point in the "Principal Risks" section of the Funds' prospectuses, with the exception of the LVIP American Growth Fund.  This information is to be added as the second bullet point in the "Investment Risks" section on Page 5 of the Prospectus of the LVIP American Growth Fund:

The investment adviser to the Master Fund actively manages the Fund's investments.  Consequently, the Master Fund is subject to the risk that the methods and analyses employed by the investment adviser in this process may not produce the desired results.  This could cause the Master Fund to lose value or its results to lag relevant benchmarks or other funds with similar objectives.

This Supplement is dated May 20, 2011

Please keep this Supplement with your records.

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	LINCOLN VARIABLE INSURANCE PRODUCTS TRUST
Prospectus Date	rr_ProspectusDate	May 1, 2011
Supplement [Text Block]	cik0000914036_SupplementTextBlock
Supplement
to the Prospectus for the
Lincoln Variable Insurance Products Trust
Dated May 1, 2011

LVIP American Global Growth Fund
LVIP American Global Small Capitalization Fund
LVIP American Growth Fund
LVIP American Growth-Income Fund
LVIP American International Fund
(collectively, the "Funds")

On Page 2, the following information is to be added as the second paragraph of the "Principal Risks" section of the Prospectuses for each of the Funds:

Management Risk: The investment adviser to the Master Fund actively manages the Fund's investments.  Consequently, the Master Fund is subject to the risk that the methods and analyses employed by the investment adviser in this process may not produce the desired results.  This could cause the Master Fund to lose value or its results to lag relevant benchmarks or other funds with similar objectives.

On Page 5, the following information is to be added as the second bullet point in the "Principal Risks" section of the Funds' prospectuses, with the exception of the LVIP American Growth Fund.  This information is to be added as the second bullet point in the "Investment Risks" section on Page 5 of the Prospectus of the LVIP American Growth Fund:

The investment adviser to the Master Fund actively manages the Fund's investments.  Consequently, the Master Fund is subject to the risk that the methods and analyses employed by the investment adviser in this process may not produce the desired results.  This could cause the Master Fund to lose value or its results to lag relevant benchmarks or other funds with similar objectives.

This Supplement is dated May 20, 2011

Please keep this Supplement with your records.

LVIP American Global Growth Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	cik0000914036_SupplementTextBlock
On Page 2, the following information is to be added as the second paragraph of the "Principal Risks" section of the Prospectuses for each of the Funds:

Management Risk: The investment adviser to the Master Fund actively manages the Fund's investments.  Consequently, the Master Fund is subject to the risk that the methods and analyses employed by the investment adviser in this process may not produce the desired results.  This could cause the Master Fund to lose value or its results to lag relevant benchmarks or other funds with similar objectives.

On Page 5, the following information is to be added as the second bullet point in the "Principal Risks" section of the Funds' prospectuses, with the exception of the LVIP American Growth Fund.  This information is to be added as the second bullet point in the "Investment Risks" section on Page 5 of the Prospectus of the LVIP American Growth Fund:

The investment adviser to the Master Fund actively manages the Fund's investments.  Consequently, the Master Fund is subject to the risk that the methods and analyses employed by the investment adviser in this process may not produce the desired results.  This could cause the Master Fund to lose value or its results to lag relevant benchmarks or other funds with similar objectives.

LVIP American Global Small Capitalization Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	cik0000914036_SupplementTextBlock
On Page 2, the following information is to be added as the second paragraph of the "Principal Risks" section of the Prospectuses for each of the Funds:

Management Risk: The investment adviser to the Master Fund actively manages the Fund's investments.  Consequently, the Master Fund is subject to the risk that the methods and analyses employed by the investment adviser in this process may not produce the desired results.  This could cause the Master Fund to lose value or its results to lag relevant benchmarks or other funds with similar objectives.

On Page 5, the following information is to be added as the second bullet point in the "Principal Risks" section of the Funds' prospectuses, with the exception of the LVIP American Growth Fund.  This information is to be added as the second bullet point in the "Investment Risks" section on Page 5 of the Prospectus of the LVIP American Growth Fund:

The investment adviser to the Master Fund actively manages the Fund's investments.  Consequently, the Master Fund is subject to the risk that the methods and analyses employed by the investment adviser in this process may not produce the desired results.  This could cause the Master Fund to lose value or its results to lag relevant benchmarks or other funds with similar objectives.

LVIP American Growth Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	cik0000914036_SupplementTextBlock
On Page 2, the following information is to be added as the second paragraph of the "Principal Risks" section of the Prospectuses for each of the Funds:

Management Risk: The investment adviser to the Master Fund actively manages the Fund's investments.  Consequently, the Master Fund is subject to the risk that the methods and analyses employed by the investment adviser in this process may not produce the desired results.  This could cause the Master Fund to lose value or its results to lag relevant benchmarks or other funds with similar objectives.

On Page 5, the following information is to be added as the second bullet point in the "Principal Risks" section of the Funds' prospectuses, with the exception of the LVIP American Growth Fund.  This information is to be added as the second bullet point in the "Investment Risks" section on Page 5 of the Prospectus of the LVIP American Growth Fund:

The investment adviser to the Master Fund actively manages the Fund's investments.  Consequently, the Master Fund is subject to the risk that the methods and analyses employed by the investment adviser in this process may not produce the desired results.  This could cause the Master Fund to lose value or its results to lag relevant benchmarks or other funds with similar objectives.

LVIP American Growth-Income Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	cik0000914036_SupplementTextBlock
On Page 2, the following information is to be added as the second paragraph of the "Principal Risks" section of the Prospectuses for each of the Funds:

Management Risk: The investment adviser to the Master Fund actively manages the Fund's investments.  Consequently, the Master Fund is subject to the risk that the methods and analyses employed by the investment adviser in this process may not produce the desired results.  This could cause the Master Fund to lose value or its results to lag relevant benchmarks or other funds with similar objectives.

On Page 5, the following information is to be added as the second bullet point in the "Principal Risks" section of the Funds' prospectuses, with the exception of the LVIP American Growth Fund.  This information is to be added as the second bullet point in the "Investment Risks" section on Page 5 of the Prospectus of the LVIP American Growth Fund:

The investment adviser to the Master Fund actively manages the Fund's investments.  Consequently, the Master Fund is subject to the risk that the methods and analyses employed by the investment adviser in this process may not produce the desired results.  This could cause the Master Fund to lose value or its results to lag relevant benchmarks or other funds with similar objectives.

LVIP American International Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	cik0000914036_SupplementTextBlock
On Page 2, the following information is to be added as the second paragraph of the "Principal Risks" section of the Prospectuses for each of the Funds:

Management Risk: The investment adviser to the Master Fund actively manages the Fund's investments.  Consequently, the Master Fund is subject to the risk that the methods and analyses employed by the investment adviser in this process may not produce the desired results.  This could cause the Master Fund to lose value or its results to lag relevant benchmarks or other funds with similar objectives.

On Page 5, the following information is to be added as the second bullet point in the "Principal Risks" section of the Funds' prospectuses, with the exception of the LVIP American Growth Fund.  This information is to be added as the second bullet point in the "Investment Risks" section on Page 5 of the Prospectus of the LVIP American Growth Fund:

The investment adviser to the Master Fund actively manages the Fund's investments.  Consequently, the Master Fund is subject to the risk that the methods and analyses employed by the investment adviser in this process may not produce the desired results.  This could cause the Master Fund to lose value or its results to lag relevant benchmarks or other funds with similar objectives.

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Prospectus Date	rr_ProspectusDate	May 1, 2011